Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense for the year ended December 31, 2025 are as follows:

Year Ended December 31,
2025
Current
Federal	$—
State	37
Total income taxes	$37

Schedule of Statutory Federal Income Tax Rate Reconciliation

The following table represents a reconciliation of income tax expense (benefit) at the statutory federal income tax rate to the actual income tax expense from continuing operations:

	Year Ended December 31,
	2025		2024
	Amount	Tax Rate	Amount	Tax Rate
U.S. Federal statutory tax rate	$(14,098)	21.00%	$(21,314)	21.00%
State & local income taxes, net of federal income tax effect (a)	(1,108)	1.65%	(130)	0.13%
Changes in valuation allowance	(5,565)	8.29%	(443)	0.44%
Nontaxable or nondeductible Items
Unrecognized benefit from LLC flow-thru structure	9,827	-14.64%	21,269	-20.96%
Other nondeductible Items	8,148	-12.14%	(870)	0.86%
Other adjustments	2,833	-4.22%	1,528	-1.51%
Effective Tax Rate	$37	-0.06%	$41	-0.04%

(a) State taxes in Texas made up the majority (greater than 50 percent) of the tax effect in this category for the year ended December 31, 2024. State taxes in New York and Massachusetts made up the majority of the tax effect in this category for the year ended December 31, 2025.

Schedule of Deferred Tax Assets and Liabilities	The principal components of our net deferred tax assets were as follows:

	December 31,
	2025	2024
Deferred tax assets
Net operating loss carryforward	$4,238	$2,631
Interest expense	1,912	987
Start-up cost	-	638
Outside basis difference on investment in LGM Enterprises, LLC (a)	(579)	9,660
Warrant liability	811	443
Other, net	1,127	(139)
Total deferred tax assets	7,509	14,220
Valuation allowance	(7,509)	(14,220)
Net deferred tax assets	$—	$—

(a) The Company's deferred tax asset for the investment in partnership relates to the excess outside tax basis over financial reporting outside basis in LGM Enterprises, LLC, which is treated as a partnership for U.S. federal income tax purposes.